INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of Intangible assets
	June 30,	December 31,
	2021	2020
Distribution software	$38,317	$37,914
Patents acquired from related party (Note 11)	21,457	21,232
Total intangible assets	59,774	59,146
Less: Accumulated amortization	(8,647)	(4,234)
Intangible assets, net	$51,127	$54,912

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

Schedule of amortization of intangible assets
Year ending December 31, 2021	$4,368
Year ending December 31, 2022	8,736
Year ending December 31, 2023	8,736
Year ending December 31, 2024	8,736
Year ending December 31, 2025	4,904
Thereafter	15,647
Total	$51,127

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912